Incentive Programs (Details)	Jun. 30, 2021 SEK (kr)	Jun. 30, 2021 EquityInstruments	Jun. 30, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | kr	51,399
Number of other equity instruments outstanding in share-based payment arrangement | kr	51,399
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		3,383,824	1,478,739
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		1,279,086	1,390,336
Number of other equity instruments outstanding in share-based payment arrangement		1,279,086	1,390,336
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding			111,250
Number of other equity instruments outstanding in share-based payment arrangement			111,250
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total			111,250
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		856,586	856,586
Number of other equity instruments outstanding in share-based payment arrangement		856,586	856,586
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		856,586	856,586
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		422,500	422,500
Number of other equity instruments outstanding in share-based payment arrangement		422,500	422,500
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		422,500	422,500
Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		109,738
Number of share options outstanding in share-based payment arrangement			88,403
Number of other equity instruments outstanding in share-based payment arrangement		109,738
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding		51,399
Number of share options outstanding in share-based payment arrangement			57,032
Number of other equity instruments outstanding in share-based payment arrangement		51,399
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		51,399	57,032
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	31,371	31,371
Number of share options outstanding in share-based payment arrangement			31,371
Number of other equity instruments outstanding in share-based payment arrangement	31,371	31,371
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		31,371	31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding	26,968	26,968
Number of other equity instruments outstanding in share-based payment arrangement	26,968	26,968
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		26,968
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		1,995,000
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		1,485,000
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		1,485,000
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement		510,000
Number Of Other Equity Instruments Outstanding In Share based Payment Arrangement Total		510,000